Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent events

(i) In February 2020, the Group sold a property in Hong Kong for a total consideration of approximately US$1,859,000 with a gain on disposal of approximately US$1,429,000.

(ii) On March 6, 2020, the Group declared a special cash dividend of an aggregate US$1,299,001, which dividend was paid to all holders of record of our ordinary shares as of March 20, 2020.

(iii) In December 2019, a novel strain of coronavirus surfaced, and has spread around the world, with resulting business and social disruption. The coronavirus was declared a Public Health Emergency of International Convern by the World Health Organization on January 30, 2020 The operations and business results of the Group could be materially adversely affected. The extent to which the coronavirus may impact business activity will depend on future developments, which are uncertain and cannot be predicted, including new information which may emerge concerning the severity of the coronavirus and the actions required to contain the coronavirus or treat its impact, among others.

ZHEJIANG TIANLAN
Subsequent events

In December 2019, a novel strain of coronavirus surfaced, and has spread around the world, with resulting business and social disruption. The coronavirus was declared a Public Health Emergency of International Concern by the World Health Organization on January 30, 2020. The operations and business results of the Group could be materially adversely affected. The extent to which the coronavirus may impact business activity will depend on future developments, which are uncertain and cannot be predicted, including new information which may emerge concerning the severity of the coronavirus and the actions required to contain the coronavirus or treat its impact, among others.